Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Schedule of Property, Plant and Equipment

			Furniture,	Production		Buildings			Exploration
	Oil & gas		equipment	facilities and		and	Construction in		and evaluation
Amounts in US$’000	properties		and vehicles	machinery		improvements	progress		assets(a)		Total
Cost as of January 1, 2020	830,937		19,549	172,507		11,770	69,587		48,036		1,152,386
Additions	(2,863)	(b)	1,180	—		422	55,267		18,429		72,435
Acquisitions (Note 36.1)	185,533		553	16,181		212	1,199		73,310		276,988
Currency translation differences	(14,399)		(194)	(1,036)		(59)	(47)		(401)		(16,136)
Disposals	—		(555)	—		(227)	(33)		—		(815)
Write-off / Impairment	(77,667)	(c)	—	(11,357)	(c)	—	(44,840)	(c)	(52,652)	(d)	(186,516)
Transfers	48,361		174	21,534		324	(62,285)		(8,108)		—
Assets held for sale (Note 36.2.2)	(1,285)		—	—		—	—		—		(1,285)
Cost as of December 31, 2020	968,617		20,707	197,829		12,442	18,848		78,614		1,297,057
Additions	(1,094)	(b)	930	—		—	82,094		46,234		128,164
Currency translation differences	(3,284)		(43)	(246)		(16)	(18)		(30)		(3,637)
Disposals	—		(1,762)	(900)		(978)	(3,372)		(338)		(7,350)
Write-off / Impairment	(1,575)	(c)	—	(2,759)	(c)	—	—		(12,262)	(e)	(16,596)
Transfers	68,315		58	13,305		391	(70,321)		(11,748)		—
Assets held for sale (Note 36.3.1)	(73,047)		(1,178)	(6,052)		(177)	(27)		—		(80,481)
Cost as of December 31, 2021	957,932		18,712	201,177		11,662	27,204		100,470		1,317,157
Additions	(7,558)	(b)	1,620	6		(14)	107,171		67,889		169,114
Currency translation differences	2,921		37	232		6	18		19		3,233
Disposals	—		(1,290)	(26)		(774)	—		—		(2,090)
Write-off / Impairment	—		—	—		—	—		(25,789)	(f)	(25,789)
Transfers	125,962		14	21,338		147	(117,913)		(29,548)		—
Cost as of December 31, 2022	1,079,257		19,093	222,727		11,027	16,480		113,041		1,461,625
Depreciation and write-down as of January 1, 2020	(467,806)		(15,149)	(95,047)		(6,596)	—		—		(584,598)
Depreciation	(89,344)		(2,317)	(16,820)		(490)	—		—		(108,971)
Disposals	—		326	—		72	—		—		398
Currency translation differences	8,572		155	1,880		39	—		—		10,646
Assets held for sale (Note 36.2.2)	133		—	—		—	—		—		133
Depreciation and write-down as of December 31, 2020	(548,445)		(16,985)	(109,987)		(6,975)	—		—		(682,392)
Depreciation	(66,011)		(1,960)	(12,468)		(700)	—		—		(81,139)
Disposals	—		1,325	900		838	—		—		3,063
Currency translation differences	2,219		37	246		16	—		—		2,518
Assets held for sale (Note 36.3.1)	49,080		915	4,692		153	—		—		54,840
Depreciation and write-down as of December 31, 2021	(563,157)		(16,668)	(116,617)		(6,668)	—		—		(703,110)
Depreciation	(76,720)		(1,344)	(12,244)		(672)	—		—		(90,980)
Disposals	—		1,246	19		752	—		—		2,017
Currency translation differences	(2,403)		(33)	(231)		(6)	—		—		(2,673)
Depreciation and write-down as of December 31, 2022	(642,280)		(16,799)	(129,073)		(6,594)	—		—		(794,746)

Carrying amount as of December 31, 2020	420,172		3,722	87,842		5,467	18,848		78,614		614,665
Carrying amount as of December 31, 2021	394,775		2,044	84,560		4,994	27,204		100,470		614,047
Carrying amount as of December 31, 2022	436,977		2,294	93,654		4,433	16,480		113,041		666,879
(a)	Exploration wells movement and balances are shown in the table below; mining property associated with unproved reserves and resources, seismic and other exploratory assets amount to US$ 96,041,000 (US$ 90,166,000 in 2021 and US$ 75,485,000 in 2020).

Schedule of Exploration Wells Movement and Balances

Amounts in US$ ‘000	Total
Exploration wells as of December 31, 2020	3,129
Additions	25,795
Write-offs	(6,814)
Transfers	(11,806)
Exploration wells as of December 31, 2021	10,304
Additions	56,491
Write-offs	(21,460)
Transfers	(28,335)
Exploration wells as of December 31, 2022	17,000